Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases
2014	$141,000
2015	129,000
2016	121,000
2017	36,000
2018	36,000